Summary of Significant Accounting Policies (Details) - Schedule of Changes Made to Affected Statements of Equity - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2024	Nov. 14, 2023
As Reported [Member]
Schedule of Changes Made to Affected Statements of Equity [Line Items]
Balance	$ 30,606,229
Adjustment	26,018,625
Share-based compensation	699,248
Net loss	(5,286,852)	$ 4,970,863
Balance	26,018,625
Adjustment [Member]
Schedule of Changes Made to Affected Statements of Equity [Line Items]
Balance
Adjustment	593,350
Net loss	593,350
Balance	593,350
As Revised [Member]
Schedule of Changes Made to Affected Statements of Equity [Line Items]
Balance	30,606,229
Adjustment	26,611,975
Share-based compensation	699,248
Net loss	(4,693,502)
Balance	$ 26,611,975
Common Stock | Class A | As Reported [Member]
Schedule of Changes Made to Affected Statements of Equity [Line Items]
Balance (in Shares)	5,235,131
Balance	$ 524
Adjustment	524
Net loss
Balance (in Shares)	5,235,131
Balance	$ 524
Common Stock | Class A | As Revised [Member]
Schedule of Changes Made to Affected Statements of Equity [Line Items]
Balance (in Shares)	5,235,131
Balance	$ 524
Adjustment	524
Net loss
Balance (in Shares)	5,235,131
Balance	$ 524
Common Stock | Class B | As Reported [Member]
Schedule of Changes Made to Affected Statements of Equity [Line Items]
Balance (in Shares)	1,800,000
Balance	$ 180
Adjustment	180
Share-based compensation
Net loss
Balance (in Shares)	1,800,000
Balance	$ 180
Common Stock | Class B | As Revised [Member]
Schedule of Changes Made to Affected Statements of Equity [Line Items]
Balance (in Shares)	1,800,000
Balance	$ 180
Adjustment	180
Net loss
Balance (in Shares)	1,800,000
Balance	$ 180
Additional Paid In Capital | As Reported [Member]
Schedule of Changes Made to Affected Statements of Equity [Line Items]
Balance	16,317,856
Adjustment	17,017,104
Share-based compensation	699,248
Balance	17,017,104
Additional Paid In Capital | As Revised [Member]
Schedule of Changes Made to Affected Statements of Equity [Line Items]
Balance	16,317,856
Adjustment	17,017,104
Share-based compensation	699,248
Balance	17,017,104
Accumulated deficit | As Reported [Member]
Schedule of Changes Made to Affected Statements of Equity [Line Items]
Balance	(19,118,745)
Adjustment	(24,405,597)
Net loss	(5,286,852)
Balance	(24,405,597)
Accumulated deficit | Adjustment [Member]
Schedule of Changes Made to Affected Statements of Equity [Line Items]
Balance
Adjustment	593,350
Balance	593,350
Accumulated deficit | As Revised [Member]
Schedule of Changes Made to Affected Statements of Equity [Line Items]
Balance	(19,118,745)
Adjustment	(23,812,247)
Net loss	(4,693,502)
Balance	(23,812,247)
Total Stockholders’ (Deficit) Equity Attributable to HNR Acquisition Corp. | As Reported [Member]
Schedule of Changes Made to Affected Statements of Equity [Line Items]
Balance	(2,800,185)
Adjustment	(7,387,789)
Share-based compensation	699,248
Net loss	(5,286,852)
Balance	(7,387,789)
Total Stockholders’ (Deficit) Equity Attributable to HNR Acquisition Corp. | Adjustment [Member]
Schedule of Changes Made to Affected Statements of Equity [Line Items]
Balance
Adjustment	593,350
Balance	593,350
Total Stockholders’ (Deficit) Equity Attributable to HNR Acquisition Corp. | As Revised [Member]
Schedule of Changes Made to Affected Statements of Equity [Line Items]
Balance	(2,800,185)
Adjustment	(6,794,439)
Share-based compensation	699,248
Net loss	(4,693,502)
Balance	(6,794,439)
Noncontrolling Interest | As Reported [Member]
Schedule of Changes Made to Affected Statements of Equity [Line Items]
Balance	33,406,414
Adjustment	33,406,414
Share-based compensation
Net loss
Balance	33,406,414
Noncontrolling Interest | Adjustment [Member]
Schedule of Changes Made to Affected Statements of Equity [Line Items]
Balance
Adjustment
Balance
Noncontrolling Interest | As Revised [Member]
Schedule of Changes Made to Affected Statements of Equity [Line Items]
Balance	33,406,414
Adjustment	33,406,414
Share-based compensation
Net loss
Balance	$ 33,406,414